Roxbury/Hood River Small-Cap Growth Fund
Roxbury/Hood River Small-Cap Growth Fund

THE ROXBURY FUNDS

ROXBURY SMALL-CAP GROWTH FUND

(the “Fund”)

Institutional Shares

Supplement dated June 12, 2013 to Prospectus dated November 1, 2012

At a Special Meeting of Shareholders held on May 30, 2013, shareholders of the Fund approved an investment sub-advisory agreement (the “Sub-Advisory Agreement”) between Roxbury Capital Management, LLC (“Roxbury” or the “Adviser”) and Hood River Capital Management LLC (“Hood River”).  Prior to May 30, 2013, the Fund was managed by portfolio managers located in Roxbury’s Portland, Oregon, office. Those portfolio managers, with the full approval and financial support of Roxbury, formed Hood River, a new asset management firm that is registered as an investment adviser with the Securities and Exchange Commission. Effective May 30, 2013 and pursuant to the Sub-Advisory Agreement, the Adviser has allocated all of the Fund’s assets to be managed by Hood River.

Accordingly, effective May 30, 2013:

1. The Fund’s name is changed to the Roxbury/Hood River Small-Cap Growth Fund.

2. The first bullet point in the first paragraph and paragraphs 6 through 9 under the section entitled "PRINCIPAL INVESTMENT STRATEGIES" starting on page 2 of the Prospectus are deleted and replaced with the following, respectively:

•                  Common stocks of U.S. corporations that are judged by Hood River Capital Management LLC (“Hood River”), the Fund’s sub-adviser, to have strong growth characteristics or to be undervalued in the marketplace relative to underlying profitability and have a market capitalization which, at the time of purchase, is consistent with the capitalization ranges of the S&P SmallCap 600® and Russell 2000® Indices (“small-cap companies”);

In selecting securities, the research process utilized by Hood River begins by screening a universe of stocks with market capitalizations of generally less than $3 billion which exhibit strong growth characteristics and attractive valuation relative to underlying profitability. Hood River then performs fundamental and valuation analysis and additional research to select stocks for the Fund.

The Fund maintains a portfolio of approximately 60-120 stocks, which is constructed with the overall goal of mitigating risk. However, the actual amount of the portfolio holdings may vary due to market conditions.

Hood River periodically engages in active trading of Fund securities.

Hood River generally sells stocks when it believes they have become overvalued, when the fundamentals weaken or if poor relative price performance persists.

3. The last bullet point in the section entitled "PRINCIPAL RISKS" on page 4 of the Prospectus is replaced with the following:
• The performance of the Fund will depend on whether or not Hood River is successful in pursuing the Fund’s investment strategies.